SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - SGD ($)		6 Months Ended		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Premium Rich Engineering Pte Ltd [Member]
Related Party Transaction [Line Items]
Amount due from you (non-trade) )	[1]	$ 30,283
Amount due to you (non-trade)	[1]			40,602
Advance paid from you (trade)	[1]			15,565
Sales during the period	[1]	96,758	$ 117,679
Direct cost charged by you	[1]	47,931
LRS Premium Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to you (non-trade)	[2]	1,215,169		813,724
Deposit paid	[2]	778,000
Rental charged by you	[2]	574,998	574,998
Expense charged to you	[2]	256,371	172,168
Hing Fatt Building And Material Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to you (non-trade)	[3]	19,980
Amount due from you (trade)	[3]			31,975
Sales during the period	[3]	27,851	27,186
Expense charged to you	[3]	10,842	90
Rental charged to you	[3]		1,350
Team General Construction Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from you (trade)	[4]			$ 39,502
Sales during the period	[4]	52,501	58,910
Rental income charged to you	[4]	$ 132,000

[1]	100% shares held by our Company’s Chief Executive Officer, Mr Gao
[2]	60% shares held by Mr Gao
[3]	100% shares held by Mr Gao
[4]	60% shares held by our Company’s Chief Executive Officer, Mr Gao via Premium Rich Engineering Pte. Ltd.